Benefit Plans and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Benefit Plans and Other Postretirement Benefits	Benefit Plans and Other Postretirement Benefits
NRG sponsors and operates defined benefit pension and other postretirement plans.
NRG pension benefits are available to eligible non-union and union employees through various defined benefit pension plans. These benefits are based on pay, service history and age at retirement. Most pension benefits are provided through tax-
qualified plans. NRG also provides postretirement health and welfare benefits for certain groups of employees. Cost sharing provisions vary by the terms of any applicable collective bargaining agreements.
NRG maintains two separate qualified pension plans, the NRG Pension Plan for Bargained Employees and the NRG Pension Plan. Participation in the NRG Pension Plan for Bargained Employees depends upon whether an employee is covered by a bargaining agreement.
NRG and GenOn entered into a Restructuring Support Agreement in which NRG agreed to retain GenOn's pension liability for service provided by GenOn employees prior to the completion of the GenOn reorganization. NRG determined that the retention of this liability was probable and recorded the estimated accumulated pension benefit obligation as of December 31, 2017 of $92 million, which reflects a $13 million contribution made by NRG to the plan in 2017, in other non-current liabilities with a corresponding loss from discontinued operations. NRG also agreed to retain the liability for GenOn's post-employment and retiree health and welfare benefits. NRG's obligation for both of these liabilities was revalued upon GenOn's emergence from bankruptcy resulting in an obligation of $23 million as of December 31, 2018.
NRG expects to contribute $56 million to the Company's pension plans in 2020, of which $21 million relates to GenOn.
NRG Defined Benefit Plans
The annual net periodic benefit cost/(credit) related to NRG's pension and other postretirement benefit plans include the following components:

	Year Ended December 31,
	Pension Benefits
(In millions)	2019	2018	2017
Service cost benefits earned	$10	$23	$26
Interest cost on benefit obligation	46	44	43
Expected return on plan assets	(59)	(62)	(58)
Amortization of unrecognized net loss	3	—	4
Settlement/curtailment expense	—	7	—
Net periodic benefit cost	$—	$12	$15

	Year Ended December 31,
	Other Postretirement Benefits
(In millions)	2019	2018	2017
Service cost benefits earned	$1	$1	$1
Interest cost on benefit obligation	3	4	4
Amortization of unrecognized prior service credit	(13)	(10)	(9)
Amortization of unrecognized net (gain)/loss	—	—	(1)
Curtailment gain	—	(10)	—
Net periodic benefit (credit)	$(9)	$(15)	$(5)
A comparison of the pension benefit obligation, other postretirement benefit obligations and related plan assets for NRG's plans on a combined basis is as follows:

	As of December 31,
	Pension Benefits		Other Postretirement Benefits
(In millions)	2019	2018	2019	2018
Benefit obligation at January 1	$1,222	$1,329	$83	$128
Service cost	10	23	1	1
Interest cost	46	44	3	4
Plan amendments	—	17	(2)	(28)
Actuarial (gain)/loss	207	(95)	16	(6)
Employee and retiree contributions	—	—	4	3
Curtailment gain	—	(20)	—	(7)
Benefit payments	(88)	(76)	(12)	(12)
Benefit obligation at December 31	1,397	1,222	93	83
Fair value of plan assets at January 1	981	1,104	—	—
Actual return on plan assets	216	(80)	—	—
Employee and retiree contributions	—	—	4	3
Employer contributions	41	33	7	9
Benefit payments	(88)	(76)	(11)	(12)
Fair value of plan assets at December 31	1,150	981	—	—
Funded status at December 31 — excess of obligation over assets	$(247)	$(241)	$(93)	$(83)

Amounts recognized in NRG's balance sheets were as follows:

	As of December 31,
	Pension Benefits		Other Postretirement Benefits
(In millions)	2019	2018	2019	2018
Other current liabilities	$—	$—	$7	$7
Other non-current liabilities	247	241	86	76

Amounts recognized in NRG's accumulated OCI that have not yet been recognized as components of net periodic benefit cost were as follows:

	As of December 31,
	Pension Benefits		Other Postretirement Benefits
(In millions)	2019	2018	2019	2018
Net loss/(gain)	$138	$90	$7	$(9)
Prior service cost/(credit)	2	3	(43)	(53)
Total accumulated OCI	$140	$93	$(36)	$(62)
Net accumulated OCI	$140	$93	$(36)	$(62)
Other changes in plan assets and benefit obligations recognized in OCI were as follows:

	Year Ended December 31,
	Pension Benefits		Other Postretirement Benefits
(In millions)	2019	2018	2019	2018
Net actuarial loss/(gain)	$50	$47	$16	$(5)
Amortization of net actuarial (gain)/loss	(3)	—	—	—
Curtailment	—	(27)	—	2
Prior service credit	—	17	(2)	(28)
Amortization of prior service cost	—	—	12	10
Total recognized in OCI	$47	$37	$26	$(21)
Net periodic benefit cost/(credit)	—	12	(9)	(15)
Net recognized in net periodic pension cost/(credit) and OCI	$47	$49	$17	$(36)

The Company's estimated unrecognized loss for NRG's pension plan as of December 31, 2019 that will be amortized from accumulated OCI to net periodic cost over the next fiscal year is $5 million. The Company's estimated unrecognized loss and unrecognized prior service credit for NRG's postretirement plan as of December 31, 2019 that will be amortized from accumulated OCI to net periodic cost over the next fiscal year is $1 million and $14 million, respectively.
The following table presents the balances of significant components of NRG's pension plan:

	As of December 31,
	Pension Benefits
(In millions)	2019	2018
Projected benefit obligation	$1,397	$1,222
Accumulated benefit obligation	1,362	1,188
Fair value of plan assets	1,150	981
NRG's market-related value of its plan assets is the fair value of the assets. The fair values of the Company's pension plan assets by asset category and their level within the fair value hierarchy are as follows:

	Fair Value Measurements as of December 31, 2019
(In millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Total
Common/collective trust investment — U.S. equity	$—	$233	$233
Common/collective trust investment — non-U.S. equity	—	73	73
Common/collective trust investment — non-core assets	—	143	143
Common/collective trust investment — fixed income	—	272	272
Short-term investment fund	12	—	12
Subtotal fair value	$12	$721	$733
Measured at net asset value practical expedient:
Common/collective trust investment — non-U.S. equity			84
Common/collective trust investment — fixed income			279
Common/collective trust investment — non-core assets			24
Partnerships/joint ventures			30
Total fair value			$1,150

	Fair Value Measurements as of December 31, 2018
(In millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Total
Common/collective trust investment — U.S. equity	$—	$183	$183
Common/collective trust investment — non-U.S. equity	—	53	53
Common/collective trust investment — non-core assets	—	117	117
Common/collective trust investment — fixed income	—	256	256
Short-term investment fund	12	—	12
Subtotal fair value	$12	$609	$621
Measured at net asset value practical expedient:
Common/collective trust investment — non-U.S. equity			70
Common/collective trust investment — fixed income			249
Common/collective trust investment — non-core assets			16
Partnerships/joint ventures			25
Total fair value			$981
In accordance with ASC 820, the Company determines the level in the fair value hierarchy within which each fair value measurement in its entirety falls, based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value of the common/collective trust investments is valued at fair value which is equal to the sum of the market value of all of the fund's underlying investments. Certain common/collective trust investments have readily determinable fair value as they publish daily net asset value, or NAV, per share and are categorized as Level 2. Certain other common/collective trust investments and partnerships/joint ventures use NAV per share, or its equivalent, as a practical expedient for valuation, and thus have been removed from the fair value hierarchy table.
The following table presents the significant assumptions used to calculate NRG's benefit obligations:

	As of December 31,
	Pension Benefits		Other Postretirement Benefits
Weighted-Average Assumptions	2019	2018	2019	2018
Discount rate	3.26%	4.38%	3.26%	4.37%
Rate of compensation increase	3.00%	3.00%	—%	—%
Health care trend rate	—	—	7.5% grading to 4.5% in 2028	7.8% grading to 4.5% in 2025
The following table presents the significant assumptions used to calculate NRG's benefit expense:

	As of December 31,
	Pension Benefits			Other Postretirement Benefits
Weighted-Average Assumptions	2019	2018	2017	2019	2018	2017
Discount rate	4.38%/4.2%	3.71%/4.04%	4.26%	4.37%	3.71% /4.08%	4.29%
Expected return on plan assets	6.35%	6.17%	6.85%	—	—	—
Rate of compensation increase	3.00%	3.00%	3.00%	—	—	—
Health care trend rate	—	—	—	7.8% grading to 4.5% in 2025	8.2% grading to 4.5% in 2025	7.0% grading to 5.0% in 2025
NRG uses December 31 of each respective year as the measurement date for the Company's pension and other postretirement benefit plans. The Company sets the discount rate assumptions on an annual basis for each of NRG's defined benefit retirement plans as of December 31. The discount rate assumptions represent the current rate at which the associated liabilities could be effectively settled at December 31. The Company utilizes the Aon AA Above Median, or AA-AM, yield curve to select the appropriate discount rate assumption for each retirement plan. The AA-AM yield curve is a hypothetical AA yield curve represented by a series of annualized individual spot discount rates from 6 months to 99 years. Each bond issue used to build this yield curve must be non-callable, and have an average rating of AA when averaging available Moody's Investor Services, Standard & Poor's and Fitch ratings.
NRG employs a total return investment approach, whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The Investment Committee reviews the asset mix periodically and as the plan assets increase in future years, the Investment Committee may examine other asset classes such as real estate or private equity. NRG employs a building block approach to determining the long-term rate of return assumption for plan assets, with proper consideration given to diversification and rebalancing. Historical markets are studied and long-term historical relationships between equities and fixed income are preserved, consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run. Current factors such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. Peer data and historical returns are reviewed to check for reasonableness and appropriateness.
The target allocations of NRG's pension plan assets were as follows for the year ended December 31, 2019:

U.S. equity	20%
Non-U.S. equity	13%
Non-core assets	17%
U.S. fixed income	50%
Plan assets are currently invested in a diversified blend of equity and fixed-income investments. Furthermore, equity investments are diversified across U.S., non-U.S., global, and emerging market equities, as well as among growth, value, small and large capitalization stocks.
Investment risk and performance are monitored on an ongoing basis through quarterly portfolio reviews of each asset fund class to a related performance benchmark, if applicable, and annual pension liability measurements. Performance benchmarks are composed of the following indices:

Asset Class	Index
U.S. equities	Dow Jones U.S. Total Stock Market Index
Non-U.S. equities	MSCI All Country World Ex-U.S. IMI Index
Non-core assets(a)	Various (per underlying asset class)
Fixed income securities	Barclays Capital Long Term Government/Credit Index & Barclays Strips 20+ Index
(a)Non-Core Assets are defined as diversifying asset classes approved by the Investment Committee that are intended to enhance returns and/or reduce volatility of the U.S. and non-U.S. equities. Asset classes considered Non-Core include, but may not be limited to: Emerging Market Equity, Emerging Market Debt, Non-US Developed Market Small Cap, High Yield Fixed Income, Real Estate, Bank Loans, Global Infrastructure and other Alternatives.
NRG's expected future benefit payments for each of the next five years, and in the aggregate for the five years thereafter, are as follows:

		Other Postretirement Benefit
(In millions)	Pension Benefit Payments	Benefit Payments	Medicare Prescription Drug Reimbursements
2020	$84	$7	$—
2021	86	6	—
2022	86	6	—
2023	86	6	—
2024	86	6	—
2025-2029	402	19	2
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. The impact of a one-percentage-point change in assumed health care cost trend rates is immaterial on total service and interest costs components but would have the following effect:

(In millions)	1-Percentage- Point Increase	1-Percentage- Point Decrease
Effect on postretirement benefit obligation	$7	$(5)
STP Defined Benefit Plans
NRG has a 44% undivided ownership interest in STP, as discussed further in Note 28, Jointly Owned Plants. STPNOC, which operates and maintains STP, provides its employees a defined benefit pension plan, as well as postretirement health and welfare benefits. Although NRG does not sponsor the STP plan, it reimburses STPNOC for 44% of the contributions made towards its retirement plan obligations.
During the third quarter of 2019, STPNOC announced that the defined benefit pension plan will be frozen for non-union employees on December 31, 2021, This resulted in the curtailment of benefits, thereby requiring a remeasurement, including an update to the discount rate used to determine benefit obligations. As a result, NRG recognized a gain of $8 million related to the curtailment of benefits and an increase of $32 million to the pension liability was recorded to other comprehensive income. The Company measures the fair value of its pension assets in accordance with ASC 820, Fair Value Measurements and Disclosures, or ASC 820.
For the years ended December 31, 2019 and December 31, 2018, NRG reimbursed STPNOC $24 million and $13 million, respectively, for its contribution to the plans. In 2020, NRG expects to reimburse STPNOC $7 million for its contribution to the plan.
The Company has recognized the following in its statement of financial position, statement of operations and accumulated OCI related to its 44% interest in STP:

	As of December 31,
	Pension Benefits		Other Postretirement Benefits
(In millions)	2019	2018	2019	2018
Funded status — STPNOC benefit plans	$(77)	$(78)	$(20)	$(19)
Net periodic benefit cost/(credit)	9	8	(4)	(7)
Other changes in plan assets and benefit obligations recognized in other comprehensive (loss)/income	(13)	(7)	6	2
Defined Contribution Plans
NRG's employees are also eligible to participate in defined contribution 401(k) plans.
The Company's contributions to these plans were as follows:

	Year Ended December 31,
(In millions)	2019	2018	2017
Company contributions to defined contribution plans	$22	$28	$56